Long-Term Debt - Equipment Loan (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) advance	Dec. 31, 2020 USD ($)	May 31, 2021 USD ($)	Dec. 17, 2020 USD ($)
Debt Instrument [Line Items]
Principal amount				$ 53,500
Repayments of debt		$ 25,283	$ 420
Facility Two | Equipment loan
Debt Instrument [Line Items]
Repayments of debt		$ 1,300
Equipment loan
Debt Instrument [Line Items]
Principal amount				$ 8,500	$ 8,500
Effective interest rate during period (as a percent)		2.70%
Outstanding balance		$ 5,089	2,081
Debt term	3 years
Equipment loan | Facility One
Debt Instrument [Line Items]
Principal amount		5,600	$ 800
Variable rate (as a percent)			3.25%
Principal payments		$ 800
Number of advances | advance		7
Deferred financing costs		$ 100
Equipment loan | Facility Two
Debt Instrument [Line Items]
Principal amount	$ 1,600
Effective interest rate during period (as a percent)		5.90%	8.00%
Principal payments			$ 300
Outstanding balance		$ 0	$ 1,300
Interest rate (as a percent)	6.00%
Equipment loan | Facility Two | Interest Expense
Debt Instrument [Line Items]
Deferred loan fees written off to interest expense (less than)		100
Secured equipment loan facility
Debt Instrument [Line Items]
Remaining borrowing capacity		3,400
Secured equipment loan facility | Facility One
Debt Instrument [Line Items]
Outstanding balance		$ 5,100